Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Aluminium embedded derivatives separated from the power contract [Member]
Disclosure Of Financial Instruments [Line Items]
Notional amount	$ 1,786
Carrying value	8
Change in fair value used for measuring ineffectiveness for the period	205
Aluminium embedded derivatives separated from the power contract [Member] | Othe financial assets [Member]
Disclosure Of Financial Instruments [Line Items]
Line item in the statement of financial position	54
Aluminium embedded derivatives separated from the power contract [Member] | Other financial liability [Member]
Disclosure Of Financial Instruments [Line Items]
Line item in the statement of financial position	46
Highly Probable Forecast Aluminum Sales
Disclosure Of Financial Instruments [Line Items]
Change in fair value used for measuring ineffectiveness for the period	(182)
Cash flow hedge reserve US$m	$ 179